Document and Entity Information	3 Months Ended	12 Months Ended
	Mar. 31, 2012	Dec. 31, 2011
Document and Entity Information [Abstract]
Entity Registrant Name	Tronox Ltd	Tronox Ltd
Entity Central Index Key	0001530804	0001530804
Document Type	S-1	S-1
Document Period End Date	Mar. 31, 2012	Dec. 31, 2011
Amendment Flag	false	false
Entity Filer Category	Non-accelerated Filer	Non-accelerated Filer